May 5, 1997



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company Separate Account C (File Nos. 2-36250, 811-2025)

Dear Commissioners:

         On behalf of Transamerica Occidental Life Insurance Company and Separate Account C (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Account (the
"Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 30 , 1997 via EDGARLINK.

Sincerely,



Regina M. Fink
Counsel

cc:  F. Bellamy, Esq.